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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    JLF Asset Management, LLC
Address: 153 E. 53rd Street; 51st Floor
         New York, NY 10022

Form 13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey Feinberg
Title:   Managing Member
Phone:   (212) 521-1306

Signature, Place, and Date of Signing:

    /s/  Jeffrey Feinberg       New York, New York    2/13/01
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE















































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      128

Form 13F Information Table Value Total:      $808,646,440

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

































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
                                                      JLF Asset Management, LLC
                                                              FORM 13F
                                                            December 31, 2000
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE        SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----

AON Corp.                Common          37389103   4,247,000   124,000    SH      SOLE      NONE         SOLE
AT&T Wireless Group      Common         001957406   7,617,500   440,000    SH      SOLE      NONE         SOLE
Abraxas Petroleum Corp   Common         003830106   1,203,125   275,000    SH      SOLE      NONE         SOLE
Aetna Inc                Common         00817y108  11,904,019   289,900    SH      SOLE      NONE         SOLE
Alberta Energy Company
   Ltd.                  Common         012873105  30,976,500   642,000    SH      SOLE      NONE         SOLE
Alberto Culver Co.       Common         013068200  10,038,531   275,500    SH      SOLE      NONE         SOLE
Allamerica Financial
  Corp.                  Common         019754100   1,123,750    15,500    SH      SOLE      NONE         SOLE
Allstate Corp.           Common         020002101  15,116,187   347,000    SH      SOLE      NONE         SOLE
Ambac Financial Group
   Inc                   Common         023139108  10,781,981   184,900    SH      SOLE      NONE         SOLE
American Eagle Outfiters Common         02553E106     295,750     7,000    SH      SOLE      NONE         SOLE
American General Corp.   Common         026351106   1,173,600    14,400    SH      SOLE      NONE         SOLE
American Standard
  Companies Inc.         Common         029712106     221,906     4,500    SH      SOLE      NONE         SOLE
Anheuser Busch Companies
   Inc.                  Common         035229103     244,790     5,380    SH      SOLE      NONE         SOLE
Associated Bancorpor-
  ation                  Common         045487105   3,207,600   105,600    SH      SOLE      NONE         SOLE
BB & T Corp.             Common         054937107   7,611,750   204,000    SH      SOLE      NONE         SOLE
BancWest Corporation     Common         059790105     496,375    19,000    SH      SOLE      NONE         SOLE
Bank One Corp.           Common         06423A103     293,000     8,000    SH      SOLE      NONE         SOLE
Beazer Homes USA Inc.    Common         07556Q105   4,228,000   105,700    SH      SOLE      NONE         SOLE
Bed Bath & Beyond Inc.   Common         075896100     537,000    24,000    SH      SOLE      NONE         SOLE
Beverly Enterprises Inc. Common         087851309   4,756,937   581,000    SH      SOLE      NONE         SOLE
Black & Decker Corp.     Common         091797100     435,675    11,100    SH      SOLE      NONE         SOLE
Campbell Soup Co.        Common         134429109     311,625     9,000    SH      SOLE      NONE         SOLE
Carnival Corp.           Common         143658102   4,856,050   157,600    SH      SOLE      NONE         SOLE
Cato Corp.               Common         149205106     551,375    40,100    SH      SOLE      NONE         SOLE
Centex Corp.             Common         152312104     401,919    10,700    SH      SOLE      NONE         SOLE
Chesapeake Energy Corp   Common         165167107   9,416,250   930,000    SH      SOLE      NONE         SOLE
Citigroup Inc.           Common         172967101   7,735,969   151,500    SH      SOLE      NONE         SOLE
Coca Cola Corp.          Common         191216100   5,088,281    83,500    SH      SOLE      NONE         SOLE
Colgate Palmolive Co.    Common         194162103   8,068,750   125,000    SH      SOLE      NONE         SOLE
Comcast Corp             Common         200300200  10,591,975   253,700    SH      SOLE      NONE         SOLE
Compass Banchshares Inc. Common         20449H109   7,959,925   333,400    SH      SOLE      NONE         SOLE
Conseco Inc.             Common         208464107   7,424,562   563,000    SH      SOLE      NONE         SOLE
Costco Companies Inc     Common         22160K105     443,306    11,100    SH      SOLE      NONE         SOLE


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Cross Timbers Oil Co.    Common         227573102   6,526,800   235,200    SH      SOLE      NONE         SOLE
Dave and Busters Inc.    Common         23833N104   6,898,100   627,100    SH      SOLE      NONE         SOLE
Deckers Outdoor Corp     Common         243537107     136,500    26,000    SH      SOLE      NONE         SOLE
Dillards Inc.            Common         254067101   3,602,812   305,000    SH      SOLE      NONE         SOLE
Dime Bancorp Inc.        Common         25429Q102   2,217,187    75,000    SH      SOLE      NONE         SOLE
EOG Resources Inc.       Common         26875P101   2,185,000    40,000    SH      SOLE      NONE         SOLE
Ethan Allen Interiors
  Inc.                   Common         297602104   4,355,000   130,000    SH      SOLE      NONE         SOLE
Everest Reinsurance
  Holdings               Common         G3223R108   4,225,875    59,000    SH      SOLE      NONE         SOLE
Federated Department
  Stores Inc.            Common         31410H101  46,949,000 1,341,400    SH      SOLE      NONE         SOLE
First Tenessee National
   Corp.                 Common         337162101     619,262    21,400    SH      SOLE      NONE         SOLE
FirstFed Financial Corp  Common         337907109   4,523,750   140,000    SH      SOLE      NONE         SOLE
Firstar Corp.            Common         33763V109     372,000    16,000    SH      SOLE      NONE         SOLE
Flagstar Trust           Common         337930101   7,650,000   306,000    SH      SOLE      NONE         SOLE
FleetBoston Financial
  Corp                   Common         339030108  13,146,875   350,000    SH      SOLE      NONE         SOLE
Footstar Inc.            Common         344912100   7,905,150   159,700    SH      SOLE      NONE         SOLE
Freddie Mac              Common         313400301   3,788,125    55,000    SH      SOLE      NONE         SOLE
Furniture Brands Inter-
  national Inc.          Common         360921100   2,738,125   130,000    SH      SOLE      NONE         SOLE
Gap Inc.                 Common         364760108  15,771,750   618,500    SH      SOLE      NONE         SOLE
General Mills Inc.       Common         370334104   5,249,462   117,800    SH      SOLE      NONE         SOLE
Genesco Inc              Common         381197102     207,719     8,500    SH      SOLE      NONE         SOLE
Goldman Sachs Group Inc. Common         38141G104   6,950,937    65,000    SH      SOLE      NONE         SOLE
Gymboree Corp.           Common         403777105   1,177,987    84,900    SH      SOLE      NONE         SOLE
HCC Insurance Holdings
   Inc.                  Common         404132102   4,256,125   158,000    SH      SOLE      NONE         SOLE
Hartford Financial
  Services Group         Common         416515104   3,319,375    47,000    SH      SOLE      NONE         SOLE
Hershey Foods Inc.       Common         427866108   3,012,750    46,800    SH      SOLE      NONE         SOLE
Horace Mann Educators
  Corp.                  Common         440327104   3,586,725   167,800    SH      SOLE      NONE         SOLE
Hot Topic Inc.           Common         441339108   1,610,875    98,000    SH      SOLE      NONE         SOLE
Household International  Common         441815107   5,225,000    95,000    SH      SOLE      NONE         SOLE
Houston Exploration Co.  Common         442120101   3,587,562    94,100    SH      SOLE      NONE         SOLE
IHOP Corp                Common         449623107  19,314,887   890,600    SH      SOLE      NONE         SOLE
IndyMac Bancorp Inc.     Common         456607100  33,405,800 1,132,400    SH      SOLE      NONE         SOLE
Jefferson Pilot          Common         475070108   9,007,375   120,500    SH      SOLE      NONE         SOLE
John Hancock Financial
   Services              Common         41014S106  17,544,537   466,300    SH      SOLE      NONE         SOLE
Jones Apparel Group Inc. Common         480074103  16,280,437   505,800    SH      SOLE      NONE         SOLE
K Swiss Inc.             Common         482686102     430,000    17,200    SH      SOLE      NONE         SOLE
Kaufman and Broad Home
  Corp                   Common         486168107     437,937    13,000    SH      SOLE      NONE         SOLE
Keycorp                  Common         493267108   5,376,000   192,000    SH      SOLE      NONE         SOLE
Kimberly Clark Corp.     Common         494368103   4,524,160    64,000    SH      SOLE      NONE         SOLE
La Z Boy Inc.            Common         505336107   1,949,850   123,800    SH      SOLE      NONE         SOLE
Lehman Brothers Holdings Common         524908100   5,612,875    83,000    SH      SOLE      NONE         SOLE


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Loews Corp               Common         540424108   8,285,000    80,000    SH      SOLE      NONE         SOLE
Louis Dreyfus Natural
  Gas Corp.              Common         546011107   4,796,569   104,700    SH      SOLE      NONE         SOLE
M & T Bancorp            Common         55261F104  10,043,600   147,700    SH      SOLE      NONE         SOLE
MBIA Inc.                Common         55262C100   5,930,000    80,000    SH      SOLE      NONE         SOLE
MDC Holdings Inc.        Common         552676108   7,614,745   231,100    SH      SOLE      NONE         SOLE
MGM Grand Inc.           Common         552953101   3,368,406   119,500    SH      SOLE      NONE         SOLE
MI Schottenstein Homes
  Inc.                   Common         55305B101   1,591,537    65,800    SH      SOLE      NONE         SOLE
Manor Care Inc.          Common         564055101   5,517,187   267,500    SH      SOLE      NONE         SOLE
Mattel Inc.              Common         577081102   5,631,600   390,000    SH      SOLE      NONE         SOLE
Maximus Capital
  Holdings, LTD          Common         577991102   2,000,250   133,350    SH      SOLE      NONE         SOLE
May Department Stores
  Co.                    Common         577778103  28,364,775   866,100    SH      SOLE      NONE         SOLE
McKesson HBOC Inc.       Common         58155Q103   1,184,370    33,000    SH      SOLE      NONE         SOLE
Morgan Stanley Dean
  Witter and Co.         Common         617446448   1,822,750    23,000    SH      SOLE      NONE         SOLE
National Commerce
  Bancorp.               Common         635449101     680,625    27,500    SH      SOLE      NONE         SOLE
Newell Rubbermaid Inc.   Common         651229106     266,175    11,700    SH      SOLE      NONE         SOLE
Nike Inc.                Common         654106103   1,691,119    30,300    SH      SOLE      NONE         SOLE
Northwest Airlines Corp  Common         667280101   1,205,000    40,000    SH      SOLE      NONE         SOLE
Oakley Inc.              Common         673662102   1,011,150    74,900    SH      SOLE      NONE         SOLE
PNC Bank Corp.           Common         693475105   7,744,625   106,000    SH      SOLE      NONE         SOLE
PartnerRe Ltd            Common         G6852T105  57,767,000   947,000    SH      SOLE      NONE         SOLE
Payless Shoesource Inc.  Common         704379106  17,178,100   242,800    SH      SOLE      NONE         SOLE
Philadephia Consolidated
   Holding Co            Common         717528103  16,644,712   539,100    SH      SOLE      NONE         SOLE
Phillip Morris Companies
   Inc.                  Common         718154107  15,048,000   342,000    SH      SOLE      NONE         SOLE
Phillips Van Heusen
Corp.                    Common         718592108   1,969,500   151,500    SH      SOLE      NONE         SOLE
Pogo Producing Co        Common         730448107   1,556,250    50,000    SH      SOLE      NONE         SOLE
Procter & Gamble Co.     Common         742718109   9,255,625   118,000    SH      SOLE      NONE         SOLE
Progressive Corp.        Common         743315103   3,212,375    31,000    SH      SOLE      NONE         SOLE
Providian Financial
  Corp.                  Common         74406A102   4,830,000    84,000    SH      SOLE      NONE         SOLE
Pulte Corp.              Common         745867101     202,500     4,800    SH      SOLE      NONE         SOLE
RH Donnelley Corp.       Common         74955W307  21,030,312   865,000    SH      SOLE      NONE         SOLE
Reebok International
  Ltd.                   Common         758110100   3,280,800   120,000    SH      SOLE      NONE         SOLE
Regions Financial Corp.  Common         758940100   4,301,719   157,500    SH      SOLE      NONE         SOLE
Ryland Group Inc.        Common         783764103   5,973,950   146,600    SH      SOLE      NONE         SOLE
Safeway Inc.             Common         786514208     243,750     3,900    SH      SOLE      NONE         SOLE
Selective Insurance
  Group                  Common         816300107   1,641,725    67,700    SH      SOLE      NONE         SOLE
SouthTrust Corp          Common         844730101   3,214,312    79,000    SH      SOLE      NONE         SOLE
Southwest Securities
  Group Inc.             Common         845224104   1,078,987    41,700    SH      SOLE      NONE         SOLE
Stancorp Financial


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  Group                  Common         852891100   1,389,525    29,100    SH      SOLE      NONE         SOLE
Suntrust Banks Inc.      Common         867914103     252,000     4,000    SH      SOLE      NONE         SOLE
Syntroleum Corp.         Common         871630109   7,850,600   461,800    SH      SOLE      NONE         SOLE
Talbots Inc.             Common         874161102   2,577,812    56,500    SH      SOLE      NONE         SOLE
Target Corporation       Common         87612E106     225,750     7,000    SH      SOLE      NONE         SOLE
Torchmark Corp.          Common         891027104  15,209,719   395,700    SH      SOLE      NONE         SOLE
US Bancorp               Common         902911106   8,741,656   299,500    SH      SOLE      NONE         SOLE
UbiquiTel                Common         903474302      90,750    16,500    SH      SOLE      NONE         SOLE
Unilever NV              Common         904784709   4,260,869    67,700    SH      SOLE      NONE         SOLE
Viacom Inc.              Common         925524308   3,179,000    68,000    SH      SOLE      NONE         SOLE
W.P. Stewart & Co. Ltd.  Common         G84922106   8,738,600   336,100    SH      SOLE      NONE         SOLE
WFS Financial Inc.       Common         92923B106     678,950    36,700    SH      SOLE      NONE         SOLE
Walgreen Co.             Common         931422109     539,381    12,900    SH      SOLE      NONE         SOLE
Webster Financial Corp.  Common         947890109   8,456,944   298,700    SH      SOLE      NONE         SOLE
Westcorp Inc.            Common         957907108     384,000    25,600    SH      SOLE      NONE         SOLE
Williams Sonoma Inc.     Common         969904101   4,540,000   227,000    SH      SOLE      NONE         SOLE
York International Corp  Common         986670107   1,227,500    40,000    SH      SOLE      NONE         SOLE
Zale Corp.               Common         988858106   2,941,125   101,200    SH      SOLE      NONE         SOLE

                          Total Long  808,646,440

































                                                                7
02717001.AB0


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